UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06501

Name of Fund: BlackRock MuniYield Michigan Quality Fund II, Inc. (MYM)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock MuniYield Michigan Quality Fund II, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2012

Date of reporting period: 04/30/2012

Item 1 – Schedule of Investments

Schedule of Investments April 30, 2012 (Unaudited)	BlackRock MuniYield Michigan Quality Fund II, Inc. (MYM)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Michigan — 126.8%
Corporate — 4.2%
Dickinson County EDC, Michigan, Refunding RB, International Paper Co. Project, Series A, 5.75%, 6/01/16	$2,500	$2,505,975
Monroe County EDC, Michigan, Refunding RB, Detroit Edison Co. Project, Series AA (NPFGC), 6.95%, 9/01/22	3,805	5,073,929
		7,579,904
County/City/Special District/School District — 35.9%
Adrian City School District Michigan, GO (AGM), 5.00%, 5/01/14 (a)	2,400	2,620,656
Anchor Bay School District, GO, Refunding (Q-SBLF):
4.13%, 5/01/25	2,000	2,132,420
4.25%, 5/01/26	1,145	1,222,413
4.38%, 5/01/27	640	683,283
4.00%, 5/01/28	760	779,669
4.38%, 5/01/28	400	422,080
4.00%, 5/01/29	380	386,620
4.50%, 5/01/29	605	640,344
Bay City School District Michigan, GO, School Building & Site (AGM), 5.00%, 5/01/36	200	208,532
Charter Township of Canton Michigan, GO, Capital Improvement (AGM):
5.00%, 4/01/25	1,250	1,364,300
5.00%, 4/01/26	1,250	1,355,062
5.00%, 4/01/27	500	539,895
City of Oak Park Michigan, GO, Street Improvement (NPFGC), 5.00%, 5/01/30	600	635,412
Comstock Park Public Schools, GO, School Building & Site, Series B (Q- SBLF):
5.50%, 5/01/36	450	505,314
5.50%, 5/01/41	830	928,670
County of Genesee Michigan, GO (NPFGC):
Refunding, Series A, 5.00%, 5/01/19	400	436,600
Water Supply System, 5.13%, 11/01/33	500	509,440
County of St. Clair, GO, Limited Tax Refunding, 5.00%, 4/01/28 (b)	915	1,029,165
Dearborn Brownfield Redevelopment Authority, GO, Limited Tax, Redevelopment, Series A (AGC), 5.50%, 5/01/39	2,000	2,208,620
Detroit City School District Michigan, GO, School Building & Site Improvement (NPFGC) (a):
Series A, 5.38%, 5/01/13	1,480	1,555,717
Series B, 5.00%, 5/01/13	1,600	1,675,856

Municipal Bonds	Par (000)	Value
Michigan (continued)
County/City/Special District/School District (continued)
Eaton Rapids Public Schools Michigan, GO, School Building & Site (AGM), 5.25%, 5/01/23	$2,000	$2,169,800
Flint EDC, RB, Michigan Department of Human Services Office Building, 5.25%, 10/01/41	1,880	1,940,555
Fraser Public School District, GO, School Building & Site (AGM), 5.00%, 5/01/25	1,255	1,372,029
Gibraltar School District Michigan, GO, School Building & Site Improvement (NPFGC) (a):
5.00%, 5/01/14	585	604,235
5.00%, 5/01/14	3,065	3,346,796
Goodrich Area School District, GO, School Building & Site (Q-SBLF):
5.50%, 5/01/32	400	459,324
5.50%, 5/01/36	800	900,928
5.50%, 5/01/41	1,000	1,118,080
Grand Rapids Building Authority Michigan, RB, Series A (AMBAC) (a):
5.50%, 10/01/12	535	546,882
5.50%, 10/01/12	130	132,887
Gull Lake Community School District, GO, Refunding (AGM), 4.00%, 5/01/26	500	521,555
Harper Creek Community School District Michigan, GO, Refunding (AGM), 5.00%, 5/01/22	1,000	1,117,940
Harper Woods School District Michigan, GO, Refunding, School Building & Site (NPFGC), 5.00%, 5/01/34	10	10,237
Hudsonville Public Schools, GO, School Building & Site (Q-SBLF), 5.25%, 5/01/41	2,650	2,913,092
Jonesville Community Schools Michigan, GO, Refunding (NPFGC), 5.00%, 5/01/29	1,085	1,135,105
L’Anse Creuse Public Schools Michigan, GO, School Building & Site (AGM):
5.00%, 5/01/25	1,000	1,096,020
5.00%, 5/01/26	1,050	1,150,821
5.00%, 5/01/35	2,000	2,066,360
Lincoln Consolidated School District Michigan, GO, Refunding (NPFGC), 4.63%, 5/01/28	2,325	2,421,906
Livonia Public Schools School District Michigan, GO, Refunding, Series A (NPFGC), 5.00%, 5/01/24	500	530,930
Ludington Area School District Michigan, GO (NPFGC), 5.25%, 5/01/23	1,440	1,527,106
New Lothrop Area Public Schools Michigan, GO, School Building & Site (AGM), 5.00%, 5/01/35	1,200	1,247,208

BLACKROCK MUNIYIELD MICHIGAN QUALITY FUND II, INC.	APRIL 30, 2012	1

Schedule of Investments (continued)	BlackRock MuniYield Michigan Quality Fund II, Inc. (MYM)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Michigan (continued)
County/City/Special District/School District (concluded)
Parchment School District, County of Kalamazoo, State of Michigan, GO, School Building and Site, 5.00%, 5/01/25	$590	$675,780
Pontiac Tax Increment Finance Authority Michigan, Tax Allocation Bonds, Refunding, Tax Increment Development (ACA), 5.38%, 6/01/12 (a)	640	649,248
Reed City Public Schools Michigan, GO, School Building & Site (AGM), 5.00%, 5/01/14 (a)	1,000	1,093,000
Romulus Community Schools, GO, Unlimited Tax, Refunding:
4.13%, 5/01/25	715	761,597
4.25%, 5/01/26	740	787,249
4.25%, 5/01/27	725	763,244
4.50%, 5/01/29	630	667,302
(AGM), 4.38%, 5/01/28	1,335	1,407,651
(AGM), 4.00%, 5/01/24	500	533,900
Southfield Public Schools Michigan, GO, School Building & Site, Series B (AGM), 5.00%, 5/01/14 (a)	1,000	1,092,570
Sparta Area Schools Michigan, GO, School Building & Site (NPFGC), 5.00%, 5/01/14 (a)	1,000	1,090,890
Thornapple Kellogg School District Michigan, GO, School Building & Site (NPFGC), 5.00%, 5/01/32	1,500	1,588,320
Van Dyke Public Schools Michigan, GO, School Building & Site (AGM), 5.00%, 5/01/28	750	819,345
Warren Consolidated Schools District, GO, Unlimited Tax, Counties of Macomb & Oakland, School Building and Site Bonds (Q-SBLF), 5.00%, 5/01/32	460	507,187
Zeeland Public Schools Michigan, GO, School Building & Site (NPFGC), 5.00%, 5/01/29	1,230	1,299,101
		63,906,248
Education — 13.1%
Ferris State University, Refunding RB, General (AGM):
4.50%, 10/01/23	1,360	1,482,427
4.50%, 10/01/24	1,595	1,722,600
4.50%, 10/01/25	1,405	1,507,509
Lake Superior State University, Refunding RB (AGM):
4.00%, 11/15/26	475	483,450
4.00%, 11/15/27	285	288,155
4.00%, 11/15/28	190	190,597
4.00%, 11/15/29	250	248,748
4.00%, 11/15/30	190	187,790

Municipal Bonds	Par (000)	Value
Michigan (continued)
Education (concluded)
Michigan Higher Education Facilities Authority, Refunding RB, Limited Obligation:
Creative Studies, 5.90%, 6/01/12 (a)	$1,000	$1,004,770
Hillsdale College Project, 5.00%, 3/01/35	1,030	1,042,535
Michigan Higher Education Student Loan Authority, RB, Student Loan (AMBAC):
Series XVII-I, 5.20%, 3/01/24	2,515	2,569,752
Series XVII-P, 4.88%, 3/01/30	2,700	2,716,740
Series XVII-Q, AMT, 5.00%, 3/01/31	500	507,750
Michigan State University, Refunding RB, General, Series C:
5.00%, 2/15/40	3,770	4,101,571
5.00%, 2/15/44	1,000	1,080,220
Michigan Technological University, Refunding RB, General, Series A, 5.00%, 10/01/34	1,000	1,094,240
Saginaw Valley State University Michigan, Refunding RB, General (NPFGC), 5.00%, 7/01/24	1,450	1,495,907
Western Michigan University, Refunding RB, General, 5.25%, 11/15/40	1,400	1,543,500
		23,268,261
Health — 27.2%
Dickinson County Healthcare System, Refunding RB (ACA), 5.80%, 11/01/24	2,170	2,170,239
Flint Hospital Building Authority Michigan, Refunding RB, Hurley Medical Center (ACA):
6.00%, 7/01/20	640	651,283
Series A, 5.38%, 7/01/20	385	385,277
Kalamazoo Hospital Finance Authority, RB, Bronson Methodist Hospital (AGM), 5.25%, 5/15/36	2,750	2,972,558
Kent Hospital Finance Authority Michigan, RB, Spectrum Health, Series A, 5.00%, 11/15/29	3,000	3,313,620
Michigan State Finance Authority, Refunding RB, Trinity Health Credit:
5.00%, 12/01/31	1,900	2,109,095
5.00%, 12/01/35	1,900	2,054,698
Michigan State Hospital Finance Authority, RB:
Ascension Health Senior Credit Group, 5.00%, 11/15/25	2,300	2,573,792
McLaren Health Care, Series C, 5.00%, 8/01/35	1,585	1,677,184
Mercy Health Services, Series R (AMBAC), 5.38%, 8/15/26 (a)	2,000	2,008,200

BLACKROCK MUNIYIELD MICHIGAN QUALITY FUND II, INC.	APRIL 30, 2012	2

Schedule of Investments (continued)	BlackRock MuniYield Michigan Quality Fund II, Inc. (MYM)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Michigan (continued)
Health (concluded)
Michigan State Hospital Finance Authority, RB (concluded):
MidMichigan Obligation Group, Series A, 5.00%, 4/15/26	$380	$393,129
MidMichigan Obligation Group, Series A (AMBAC), 5.50%, 4/15/18	1,000	1,002,600
Trinity Health Credit, Series A, 5.00%, 12/01/16 (a)	145	172,009
Trinity Health Credit, Series A, 5.00%, 12/01/26	855	907,429
Trinity Health Credit, Series C, 5.38%, 12/01/30	1,765	1,781,820
Michigan State Hospital Finance Authority, Refunding RB:
5.38%, 12/01/12 (a)	1,000	1,030,160
5.38%, 12/01/12 (a)	185	190,580
6.25%, 12/01/28	570	658,572
Hospital, Crittenton, Series A, 5.63%, 3/01/27	1,300	1,312,740
Hospital, Oakwood Obligation Group, Series A, 5.00%, 7/15/21	400	433,732
Hospital, Oakwood Obligation Group, Series A, 5.00%, 7/15/25	2,470	2,603,108
Hospital, Oakwood Obligation Group, Series A, 5.00%, 7/15/37	3,340	3,418,089
Hospital, Sparrow Obligated, 5.00%, 11/15/31	1,595	1,667,907
McLaren Health Care, 5.75%, 5/15/38	1,500	1,649,760
Trinity Health Credit, Series A, 6.13%, 12/01/23	940	1,112,800
Trinity Health Credit, Series C, 4.00%, 12/01/32 (b)	3,800	3,768,270
Trinity Health Credit, Series C, 6.50%, 12/01/33	1,400	1,654,114
Royal Oak Hospital Finance Authority Michigan, Refunding RB, William Beaumont Hospital, 8.25%, 9/01/39	1,000	1,271,680
Sturgis Building Authority, RB, Sturgis Hospital Project (NPFGC), 4.75%, 10/01/34	3,525	3,570,649
		48,515,094
Housing — 3.4%
Michigan State HDA, RB:
Deaconess Tower, AMT (Ginnie Mae), 5.25%, 2/20/48	1,000	1,023,720
Series A, 4.75%, 12/01/25	2,675	2,873,539
Series A (NPFGC), 5.30%, 10/01/37	20	20,010

Municipal Bonds	Par (000)	Value
Michigan (continued)
Housing (concluded)
Michigan State HDA, Refunding RB, Series A, 6.05%, 10/01/41	$2,000	$2,151,320
		6,068,589
State — 14.4%
Michigan Municipal Bond Authority, Refunding RB, Local Government, Charter County Wayne, Series B (AGC), 5.38%, 11/01/24	125	144,359
Michigan State Building Authority, Refunding RB, Facilities Program:
Series A, 5.50%, 10/15/45	750	841,628
Series H (AGM), 5.00%, 10/15/26	3,000	3,351,930
Series I, 6.25%, 10/15/38	2,350	2,706,706
Series I (AGC), 5.25%, 10/15/24	2,000	2,310,700
Series I (AGC), 5.25%, 10/15/25	1,500	1,720,365
Series I (AGC), 5.25%, 10/15/26	400	454,928
Series II (NPFGC), 5.00%, 10/15/29	2,000	2,079,720
Michigan State Finance Authority, RB, Local Government Loan Program, Series F, 5.25%, 10/01/41	2,510	2,631,534
Michigan Strategic Fund, RB, Cadillac Place Office Building Project, 5.25%, 10/15/31	1,000	1,102,590
State of Michigan, RB, GAB (AGM), 5.25%, 9/15/27	3,250	3,568,077
State of Michigan Trunk Line Revenue, RB, Fund:
5.00%, 11/15/29	750	860,903
5.00%, 11/15/33	1,150	1,302,858
5.00%, 11/15/36	2,220	2,503,472
		25,579,770
Transportation — 11.1%
Wayne County Airport Authority, RB, Detroit Metropolitan Wayne County Airport, AMT (NPFGC):
5.25%, 12/01/25	4,475	4,665,008
5.25%, 12/01/26	3,700	3,838,306
5.00%, 12/01/34	3,550	3,562,567
Wayne County Airport Authority, Refunding RB, AMT (AGC):
5.75%, 12/01/26	3,060	3,303,454
5.38%, 12/01/32	4,300	4,492,296
		19,861,631
Utilities — 17.5%
City of Detroit Michigan, RB:
Second Lien, Series B (AGM), 7.00%, 7/01/36	2,000	2,391,280
Senior Lien, Series A (NPFGC), 5.00%, 7/01/34	4,000	4,019,560
City of Detroit Michigan, Refunding RB, Second Lien, Series C (AGM), 5.00%, 7/01/29	6,475	6,606,313

BLACKROCK MUNIYIELD MICHIGAN QUALITY FUND II, INC.	APRIL 30, 2012	3

Schedule of Investments (continued)	BlackRock MuniYield Michigan Quality Fund II, Inc. (MYM)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Michigan (concluded)
Utilities (concluded)
City of Grand Rapids Michigan, Refunding RB, Series A (NPFGC), 5.50%, 1/01/22	$1,500	$1,897,050
City of Port Huron Michigan, RB, Water Supply:
5.25%, 10/01/31	190	204,157
5.63%, 10/01/40	500	540,385
City of Wyoming Michigan, RB, Sewer System (NPFGC), 5.00%, 6/01/30	5,300	5,728,770
Lansing Board of Water & Light Utilities System, RB, Series A:
5.00%, 7/01/27	1,210	1,380,816
5.00%, 7/01/31	2,600	2,916,524
5.00%, 7/01/37	1,270	1,410,894
5.50%, 7/01/41	2,000	2,311,340
Michigan Municipal Bond Authority, RB, Clean Water Revolving Fund:
Pooled Project, 5.00%, 10/01/27	760	884,184
Subordinate, 5.00%, 10/01/27	750	861,832
		31,153,105
Total Municipal Bonds in Michigan		225,932,602

Guam — 2.0%
County/City/Special District/School District — 0.5%
Territory of Guam, Limited Obligation, RB, Section 30, Series A, 5.63%, 12/01/29	850	901,315
State — 1.1%
Government of Guam Business Privilege, RB, Series A, 5.13%, 1/01/42	1,800	1,953,450
Utilities — 0.4%
Guam Power Authority, Refunding RB, Series A (AGM), 5.00%, 10/01/37	640	690,566
Total Municipal Bonds in Guam		3,545,331

Puerto Rico — 9.4%
State — 6.2%
Puerto Rico Public Buildings Authority, Refunding RB, Government Facilities, Series M-3 (NPFGC), 6.00%, 7/01/27	1,200	1,329,300
Puerto Rico Sales Tax Financing Corp., RB, First Sub-Series C (AGM), 5.13%, 8/01/42	3,200	3,399,840
Puerto Rico Sales Tax Financing Corp., Refunding RB, CAB, Series A (NPFGC) (c):
5.18%, 8/01/43	12,500	2,132,750
5.00%, 8/01/46	30,000	4,196,100
		11,057,990

Municipal Bonds	Par (000)	Value
Puerto Rico (concluded)
Transportation — 1.3%
Puerto Rico Highway & Transportation Authority, Refunding RB, Series CC (AGC), 5.50%, 7/01/31	$2,000	$2,316,800
Utilities — 1.9%
Puerto Rico Electric Power Authority, RB, Series WW, 5.50%, 7/01/38	880	904,922
Puerto Rico Electric Power Authority, Refunding RB, Series A, 5.00%, 7/01/42 (b)	2,525	2,520,909
		3,425,831
Total Municipal Bonds in Puerto Rico		16,800,621

Total Municipal Bonds – 138.2%		246,278,554

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (d)
Michigan — 18.0%
County/City/Special District/School District — 4.1%
Lakewood Public Schools Michigan, GO, School Building & Site (AGM), 5.00%, 5/01/37	3,970	4,364,142
Portage Public Schools Michigan, GO, School Building & Site (AGM), 5.00%, 5/01/31	2,850	3,058,905
		7,423,047
Education — 6.2%
Saginaw Valley State University, Refunding RB, General (AGM), 5.00%, 7/01/31	2,500	2,693,400
Wayne State University, Refunding RB, General (AGM), 5.00%, 11/15/35	3,790	8,334,681
		11,028,081
Health — 1.0%
Michigan Finance Authority, RB, Trinity Health Credit Group, 5.00%, 12/01/39	1,650	1,774,806
Housing — 2.6%
Michigan HDA, RB, Rental Housing, Series A, 6.00%, 10/01/45	4,280	4,574,400
Utilities – 4.1%
City of Grand Rapids Michigan, RB, Sanitary Sewer System (NPFGC), 5.00%, 1/01/34	6,898	7,225,138
Total Municipal Bonds in Michigan		32,025,472
Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts – 18.0%		32,025,472
Total Long-Term Investments (Cost – $262,706,479) – 156.2%		278,304,026

BLACKROCK MUNIYIELD MICHIGAN QUALITY FUND II, INC.	APRIL 30, 2012	4

Schedule of Investments (continued)	BlackRock MuniYield Michigan Quality Fund II, Inc. (MYM)
(Percentages shown are based on Net Assets)

Short Term Securities	Shares	Value
BIF Michigan Municipal Money Fund, 0.00% (e)(f)	$4,022,000	$4,022,000
Total Short-Term Securities (Cost – $4,022,000) – 2.2%		4,022,000
Total Investments (Cost - $266,728,479*) – 158.4%		282,326,026
Liabilities in Excess of Other Assets – (0.4)%		(765,427)
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable – (9.0)%		(16,120,952)
VRDP Shares, at Redemption Value – (49.0)%		(87,300,000)
Net Assets Applicable to Common Shares – 100.0%		$178,139,647

*	As of April 30, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$250,615,892
Gross unrealized appreciation	$17,395,322
Gross unrealized depreciation	(1,796,298)
Net unrealized appreciation	$15,599,024

(a)	US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(b)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation
Fifth Third Securities, Inc.	$1,029,165	$2,553
Merrill Lynch	$3,768,270	$31,160
Morgan Stanley Co., Inc.	$2,520,909	$27,119

(c)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(d)	Securities represent bonds transferred to a TOB in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(e)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2011	Net Activity	Shares Held at April 30, 2012	Income

BIF Michigan Municipal Money Fund	3,018,268	1,003,732	4,022,000	$—

(f)	Represents the current yield as of report date.

•

For Fund compliance purposes, the Fund’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

•	Financial futures contracts sold as of April 30, 2012 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation
100	10-Year US Treasury Note	Chicago Board of Trade	June 2012	$13,228,125	$(158,471)

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

ACA	American Capital Access Corp.
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
CAB	Capital Appreciation Bonds
EDC	Economic Development Corp.
GAB	Grant Anticipation Bonds
Ginnie Mae	Government National Mortgage Association
GO	General Obligation Bonds
HDA	Housing Development Authority
NPFGC	National Public Finance Guarantee Corp.
Q-SBLF	Qualified School Bond Loan Fund
RB	Revenue Bonds

BLACKROCK MUNIYIELD MICHIGAN QUALITY FUND II, INC.	APRIL 30, 2012	5

Schedule of Investments (concluded)	BlackRock MuniYield Michigan Quality Fund II, Inc. (MYM)

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

	•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the inputs used as of April 30, 2012 in determining the fair valuation of the Fund’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$278,304,026	—	$278,304,026
Short-Term Securities	$4,022,000	—	—	4,022,000
Total	$4,022,000	$278,304,026	—	$282,326,026

[1]	See above Schedule of Investments for values in each sector.

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Liabilities:
Interest rate contracts	$(158,471)	—	—	$(158,471)

[2]	Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Certain of the Fund’s assets and liabilities are held at carrying amount which approximates fair value. Such assets and liabilities are categorized within the disclosure hierarchy as follows:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged as collateral for financial futures contracts	$132,000	—	—	$132,000
Liabilities:
Bank overdraft	(7,274)	—	—	(7,274)
TOB trust certificates	—	$(16,111,110)	—	(16,111,110)
VRDP Shares	—	(87,300,000)	—	(87,300,000)
Total	$124,726	$(103,411,110)	—	$(103,286,384)

There were no transfers between levels during the period ended April 30, 2012.

BLACKROCK MUNIYIELD MICHIGAN QUALITY FUND II, INC.	APRIL 30, 2012	6

Item 2 –	Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniYield Michigan Quality Fund II, Inc.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield Michigan Quality Fund II, Inc.

Date: June 22, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield Michigan Quality Fund II, Inc.

Date: June 22, 2012

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniYield Michigan Quality Fund II, Inc.

Date: June 22, 2012